Technology and development expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of technology and development expenses [Text Block]
7. Technology and development expenses
Technology and development expenses consist of the following:

	2025	2024	2023
Salaries and wages (i)	15,259	12,626	5,805
Software licenses (ii)	7,442	5,723	3,213
Infrastructure expenses (iii)	4,074	4,871	2,279
Information and technology security expenses (iv)	649	336	442
Other technology expenses	3,283	2,069	911
Total	30,707	25,625	12,650
(i)Consists primarily of full-time equivalents (“FTE”)’ compensation related to product and technology development, excluding capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(ii)Consists of software licenses used exclusively by the technology development department for the development of the platform.
(iii)Represents information technology costs to support the Group’s infrastructure and back-office operations.
(iv)Represents expenses incurred to monitor the security of our network and platform.